SHARE-BASED COMPENSATION (Details 3)		12 Months Ended
	Apr. 01, 2010	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation
Recognized share-based compensation expense		¥ 13,983,246	¥ 12,681,141	¥ 6,206,213
2010 Plan
Share-based compensation
Risk-free interest rate (as a percent)			2.39%	0.77%
Option term	5 years		5 years	5 years
Volatility (as a percent)			44.00%	45.00%
Dividend yield			0.00%	0.00%
Expected forfeiture rate (post-vesting) of executive level		0.00%
Expected forfeiture rate (post-vesting) of non-executive level		10.00%
2010 Plan | Minimum
Share-based compensation
Exercise multiple			2	2
Expected forfeiture rate (post-vesting)			0.00%	0.00%
Requisite service period		3 years
2010 Plan | Maximum
Share-based compensation
Exercise multiple			2.50	2.50
Expected forfeiture rate (post-vesting)			10.00%	10.00%
Requisite service period		5 years